SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accounting Policies [Line Items]
Goodwill impairment losses			$ 20,402
Period of projected net cash flows			5 years
Long-term growth rate			4.00%
Discount rate			13.00%
Shipping expenses	1,225	1,367	$ 976
Advertising expenses	204	243	181
Research and development expenses	1,419	1,624	$ 2,540
Restricted cash held by trustees	$ 4,325	$ 9,058
The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted loss per share	1,627,552	2,227,150	3,925,236
Impairment of long lived assets			$ 10,137
Warranty expenses	323	704	864
Impairment loss of property and equipment, net			4,106
Long-term deferred charges			6,031
Restructuring costs for one-time employee termination benefits			367
Costs to terminate a manufacturing contract			1,141
Increase decrease in accumulated deficit	55
Bad debt expense	2,231	$ 6,222	$ 1,369
Cumulative effect to retained earnings	$ 1,500
Short-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	1.23%	0.36%
Long-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	7.94%	5.89%